Exhibit 99.1

KPMG LLP Suite 700 20 Pacifica Irvine, CA 92618-3391

Independent Accountants’ Report on Applying Agreed-Upon Procedures

New Hampshire Higher Education Loan Corporation (the “Corporation”)

RBC Capital Markets, LLC (“RBC”)

(together, the “Specified Parties”)

Re: EDVestinU Private Education Loan Issue No. 3, LLC – Data File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on the specified attributes identified by the Corporation in an electronic data file entitled “Edvest 2021-A - Loan Level Data as of 12-31-20 - To KPMG - 0108 b.xlsx” (the “Data File”) provided by RBC on January 8, 2021, on behalf of the Corporation, containing certain information related to 10,189 student loans (the “Student Loans”) as of December 31, 2020 (the “Cutoff Date”), which we were informed are intended to be included as collateral in the offering of EDVestinU Private Education Loan Issue No. 3, LLC Private Education Loan Asset-Backed Notes, Series 2021-A (the “Notes”). The Corporation is responsible for the specified attributes identified by the Corporation in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•

The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the materiality threshold.

•

The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the materiality threshold.

•	The term “materiality threshold” means that dollar amounts, percentages, and dates were within $1.00, 0.1%, and one (1) month, respectively.

•

The term “Lookup Code Document” means an electronic data file entitled “Mapping Document.xlsx,” provided by the Corporation on January 13, containing code definitions related to Loan Type, Repay Type, and Loan Status, attached hereto as Exhibit B.

•

The term “Wall Street Journal Markets Data” means an electronic data file entitled “1mL Rate Table.xlsx” provided by the Corporation on January 29, 2021, containing 1-month LIBOR, as of December 31, 2020.

•	The term “Attribute Instructions” means the instructions provided by the Corporation pertaining to a procedure, attribute, methodology, or value of the Data File, as described in Exhibit C.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

•

The term “Sources” means any file containing some or all of the following information provided by the Corporation: Lookup Code Document, Wall Street Journal Markets Data, Inquire Loan File Screen, Deferment/Forbearance History By Date Screen, Display Borrower History Screen, Display Loan History Detail Screen, Display Payment Details Screen, Manual Caller Contact – All Groups Screen, Inquire Loan/Disbursements Screen, Display Loan Payoff/Delinquent Payment Totals Screen, FICO Screen, Display Group History Information Screen, Display Disbursement Details Screen, and Promissory Note. We make no representation regarding the validity, enforceability, or authenticity of any information in the Sources.

We were instructed by the Corporation to perform the following agreed-upon procedures on the Student Loans in the Data File.

A.

The Corporation instructed us to select a random sample of 100 Student Loans from the Data File (the “Selected Student Loans”). A listing of the Selected Student Loans is listed in Exhibit A attached hereto. For purposes of this procedure, the Corporation did not inform us as to the basis for how they determined the number of Student Loans we were instructed to randomly select from the Data File.

B.

For each Selected Student Loan, we recomputed or compared the specified attributes listed below contained in the Data File to the corresponding information in the respective Sources, utilizing the Attribute Instructions, as applicable. The Specified Parties indicated that the absence of any of the specified Sources, or the inability to agree the indicated information from the Data File to the Sources for each of the specified attributes, utilizing the Attribute Instructions, constituted an exception. The Sources are listed in the order of priority until such attribute was agreed.

Attributes	Sources/Attribute Instructions

Loan Type at Origination	Inquire Loan File Screen and Attribute Instructions

Repay Type	Inquire Loan File Screen and Attribute Instructions

Loan Status	Inquire Loan File Screen, Display Loan History Detail Screen, and Attribute Instructions

Days Past Due	Manual Caller Contact – All Groups Screen, Display Borrower History Screen, Display Payment Details Screen, and Attribute Instructions

Next Principal Payment Due Date	Manual Caller Contact – All Groups Screen, Inquire Loan File Screen, Deferment/Forbearance History By Date Screen, Display Group History Information Screen, and Attribute Instructions

Repayment Months Remaining	Inquire Loan File Screen and Attribute Instructions

Current Borrower Rate	Inquire Loan File Screen, Display Loan History Detail Screen, and Attribute Instructions

VR Margin	Inquire Loan File Screen, Display Loan History Detail Screen, Wall Street Journal Markets Data, and Attribute Instructions

Obligor State	Manual Caller Contact – All Groups Screen, Display Borrower History Screen, and Attribute Instructions

Presence of Coborrower	Manual Caller Contact – All Groups Screen and Attribute Instructions

2

Attributes	Sources/Attribute Instructions

FICO at Origination	FICO Screens and Attribute Instructions

Current Disbursed Balance	Inquire Loan File Screen, Inquire Loan/Disbursements Screen, Display Loan Payoff/Delinquent Payment Totals Screen, Display Loan History Detail Screen, and Attribute Instructions

Future Disbursement Amount	Inquire Loan File Screen, Inquire Loan/Disbursements Screen, Display Disbursement Details Screen, and Attribute Instructions

Number of Principal Payments Made	Inquire Loan File Screen and Attribute Instructions

C.

In addition to the procedures described above, for each Selected Student Loan, we observed the presence of Promissory Note in the Source Documents. The Specified Parties indicated that the absence of the presence of Promissory Note constituted an exception. The Promissory Notes were present for all Selected Student Loans.

There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes identified by the Corporation in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to the Specified Parties.

The procedures performed were applied based on the information contained in the Data File, the Sources, and the Attribute Instructions, without verification or evaluation of such information or instructions by us; therefore, we express no opinion or any other form of assurance regarding (i) the physical existence of the Student Loans, (ii) the reasonableness of the information and Attributes Instructions, (iii) the reliability or accuracy of the Sources which were used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Student Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Student Loans being securitized, (iii) the compliance of the originator of the Student Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Student Loans that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/KPMG LLP

Irvine, California

February 17, 2021

3

Exhibit A - The Selected Student Loans

Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number

1	2021A001	51	2021A051
2	2021A002	52	2021A052
3	2021A003	53	2021A053
4	2021A004	54	2021A054
5	2021A005	55	2021A055
6	2021A006	56	2021A056
7	2021A007	57	2021A057
8	2021A008	58	2021A058
9	2021A009	59	2021A059
10	2021A010	60	2021A060
11	2021A011	61	2021A061
12	2021A012	62	2021A062
13	2021A013	63	2021A063
14	2021A014	64	2021A064
15	2021A015	65	2021A065
16	2021A016	66	2021A066
17	2021A017	67	2021A067
18	2021A018	68	2021A068
19	2021A019	69	2021A069
20	2021A020	70	2021A070
21	2021A021	71	2021A071
22	2021A022	72	2021A072
23	2021A023	73	2021A073
24	2021A024	74	2021A074
25	2021A025	75	2021A075
26	2021A026	76	2021A076
27	2021A027	77	2021A077
28	2021A028	78	2021A078
29	2021A029	79	2021A079
30	2021A030	80	2021A080
31	2021A031	81	2021A081
32	2021A032	82	2021A082
33	2021A033	83	2021A083
34	2021A034	84	2021A084
35	2021A035	85	2021A085
36	2021A036	86	2021A086
37	2021A037	87	2021A087
38	2021A038	88	2021A088
39	2021A039	89	2021A089
40	2021A040	90	2021A090
41	2021A041	91	2021A091
42	2021A042	92	2021A092
43	2021A043	93	2021A093
44	2021A044	94	2021A094
45	2021A045	95	2021A095
46	2021A046	96	2021A096
47	2021A047	97	2021A097
48	2021A048	98	2021A098
49	2021A049	99	2021A099
50	2021A050	100	2021A100

Note:	The Corporation has assigned a unique identifier to each Selected Student Loan. The Student Loan ID Numbers referred to in this Exhibit are not the Customer Account Numbers.

Exhibit B - The Lookup Code Document

For Loan Type

Criteria	Loan Type
EDC	In School
EDL	Consolidation
EDN	In School
EDO	Consolidation
EDP	In School

For Repay Type

Criteria	Repayment Type
Bond 881, 871, 880 or 870	Interest Only
Loan type starts with EDC and EDN	Deferred
Loan type starts with EDL, EDO* OR loan type starts with EDP and bond number is not equal to 881, 871, 880 or 870	Immediate

For Loan Status

Criteria	Loan Status
D	Deferment
F	Forbearance (Exception FIO, FIG & FCI)
FIO, FIG & FCI	Interest Only
I30	In School
I40	In Grace
P30	Repayment

Exhibit C Attribute Instructions

Attribute	Attribute Instructions

Loan Type at Origination	Compare the “LoanType” field in the Data File to the “Loan Type” field within the Inquire Loan File Screen based on the Lookup Code Document in Exhibit B.

Repay Type	Compare the “RepayType” field in the Data File to the “Loan Type” and “Bond” fields within the Inquire Loan File Screen based on the Lookup Code Document in Exhibit B.

Loan Status

Compare the “StatusName” field in the Data File to the “Status” field within the Inquire Loan File Screen based on the Lookup Code Document in Exhibit B.

In the event the “Status” field in the Inquire Loan File Screen did not agree with the “StatusName” field in the Data File, compare the “StatusName” field in the Data File to the “BEF” field within the Display Loan History Detail Screen if the loan status change was posted after the Cutoff Date, or compare the “StatusName” field in the Data File to the “AFT” field within Display Loan History Detail Screen if the loan status change was posted before the Cutoff Date based on the Lookup Code Document in Exhibit B.

Days Past Due

Compare the “DaysDelinquent” field in the Data File to the “Days Past Due” field within the Manual Caller Contact – All Groups Screen.

In the event the “Days Past Due” field within the Manual Caller Contact – All Groups Screen did not agree with the “DaysDelinquent” field in the Data File:

•   Identify if there was a payment after Cutoff date within the Display Borrower History Screen or Display Payment Details Screen.

•   Count the number of days for the Selected Student Loan by subtracting the day of the month in the “Due Date” field within the Manual Caller Contact – All Groups Screen from the day of the month of the Cutoff Date.

Next Principal Payment Due Date

Recompute the Next Principal Payment Due Date using the Cutoff Date plus the number of months in the “SchoolMonthsRemaining,” “GraceMonthsRemaining,” and “DeferForbearMonthsRemaining” fields in the Data File, as well as the day of the month in the “Due Date” field within the Manual Caller Contact – All Groups Screen (the “Recomputed Next Principal Payment Due Date”).

For Selected Student Loans that were not in Repayment, compare the Recomputed Next Principal Payment Due Date to the “Due Date” field within the Manual Caller Contact – All Groups Screen.

For Selected Student Loans that were in Repayment, deduct one (1) month from the “Due Date” field within the Manual Caller Contact – All Groups Screen then compare to the Recomputed Next Principal Payment Due Date.

In the event the Recomputed Next Principal Payment Due Date did not agree to the “Due Date” field within the Manual Caller Contact – All Groups Screen or the adjusted due date derived from Manual Caller Contact – All Groups Screen, perform the following procedures:

a.   If the Loan Status for the Selected Student Loan was in School, identify the graduation date as of the Cutoff Date within the Inquire Loan File Screen. The Next Principal Payment Due Date is deemed to be the payment date six (6) months after the graduation date (i.e., after the grace period).

Exhibit C Attribute Instructions

Attribute	Attribute Instructions

b.  Compare the “Due Date” field in the Display Group History Information Screen to the “Due Date” field in the Manual Caller Contact – All Groups Screen.

c.   If the loan status of the Selected Student Loan was retrospectively changed to deferment or forbearance status after the Cutoff Date, as indicated in the “TYP D/F” field in the Deferment/Forbearance History By Date Screen, add the number of months indicated in the “#OF MTS” field for the deferment period that included the Cutoff Date in the Deferment/Forbearance History By Date Screen to the Recomputed Next Principal Payment Due Date.

d.  If the Loan Status for the Selected Student Loan was in Repayment and the borrower made prepayments before the Cutoff Date, perform the following procedures:

i)   Sum all payments made by borrower towards the Selected Student Loan starting from the first payment date to the as-of date of the Inquire Loan File Screen (the “Aggregated Payment Amount”).

ii)  Recompute aggregated scheduled amortization from the repayment start date to the as-of date of the Inquire Loan File Screen by multiplying the required monthly payment amount in the “Scheduled Amortization” field within the Display Group History Information Screen by the number of months between the first payment date and the as-of date of the Inquire Loan File Screen (the “Aggregated Required Monthly Payment Amount”).

iii)   Subtract the Aggregated Required Monthly Payment Amount derived in step (ii) from the Aggregated Payment Amount derived in step (i) which represents the prepayment amount.

iv)   Divide the prepaid amount derived in step (iii) by the required monthly payment amount in the “Scheduled Amortization” field within the Display Group History Information Screen.

v)  Add the number of months derived in step (iv) to the Recomputed Next Principal Payment Due Date.

Repayment Months Remaining

Compare the “RepaymentMonthsRemaining” field in the Data File to the “Remaining” field within the Inquire Loan File Screen.

If Loan Status (identified in the “StatusName” field in the Data File) for the Selected Student Loan was in Repayment and the “Conversion” field within the Inquire Loan File Screen was after the seventh day of the month, add one (1) month to the “Remaining” field within the Inquire Loan File Screen but not to exceed the “Original Ln Term” field within the Inquire Loan File Screen.

Current Borrower Rate

If the “IR VAR” field within the Inquire Loan File Screen indicated a fixed rate, compare the “CurrentBorrowerRate” field in the Data File to the “Int Rate” field within the Inquire Loan File Screen.

If the “IR VAR” field within the Inquire Loan File Screen indicated a variable rate, compare the “CurrentBorrowerRate” field in the Data File to the “B-RTE” field within the Display Loan History Detail Screen.

Exhibit C Attribute Instructions

Attribute	Attribute Instructions

VR Margin

If the “IR VAR” field within the Inquire Loan File Screen indicated a fixed rate, deem the VR Margin to be zero.

If the “IR VAR” field within the Inquire Loan File Screen indicated a variable rate, compare the “VRMargin” field in the Data File to the “B-RTE” field within the Display Loan History Detail Screen subtracted by 1-month LIBOR of 0.15% stated in the Wall Street Journal Markets Data.

Obligor State	Compare the “StateAbbreviation” field in the Data File to the “Address” field in the Manual Caller Contact – All Groups Screen. If the “StateAbbreviation” field in the Data File did not agree with the “Address” field in the Manual Caller Contact – All Groups Screen, use the Display Borrower History Screen to identify the Obligor’s State as of the Cutoff Date.

Presence of Coborrower	Compare the “HasCoborrower” field in the Data File to the “COM” field within the Manual Caller Contact – All Groups Screen.

FICO at Origination	Compare the “FICOAtOrigination” field in the Data File to the greater of the “FICO Score” field of the borrower and “FICO Score” field of the cosigner within the FICO Screen, if applicable.

Current Disbursed Balance

Compare the “CurrentDisbursedBalance” field in the Data to the “Amt Disbursed” field within the Inquire Loan File Screen.

In the event the “Amt Disbursed” field within the Inquire Loan File Screen did not agree to the “CurrentDisbursedBalance” field in the Data File, perform the following procedures:

a.   Subtract the value of disbursements made after the Cutoff Date within the Inquire Loan/Disbursements Screen from the “Amt Disbursed” field within the Inquire Loan File Screen, then compare the result to the “CurrentDisbursedBalance” field in the Data File.

b.  Compare the “BAL” field in the Display Loan History Detail Screen to the “CurrentDisbursedBalance” field in the Data File.

c.   Compare the corresponding “Principal” field within the Display Loan Payoff/Delinquent Payment Totals to the “CurrentDisbursedBalance” field in the Data File.

Future Disbursement Amount

Subtract the “Amt Disbursed” field from the “Loaned Amt” field within the Inquire Loan File Screen and compare the result to the “FutureDisbAmount” field in the Data File.

In the event the “Loaned Amt” field within the Inquire Loan File Screen did not agree with the “FutureDisbAmount” field in the Data File, perform the following procedures:

a.   Sum all the disbursement amounts after the Cutoff Date that were not cancelled within the Inquire Loan/Disbursements Screen and compare the result to the “FutureDisbAmount” field in the Data File.

Exhibit C Attribute Instructions

Attribute	Attribute Instructions

b.  Sum all disbursements made before and on the Cutoff Date that were not cancelled within the Inquire Loan/Disbursements Screen. Then subtract the result from the “Loaned Amt” field within the Inquire Loan File Screen and compare the result to the “FutureDisbAmount” field in the Data File.

c.   Sum all disbursements that were not cancelled within the Inquire Loan/Disbursements Screen. Then subtract the result from the “AMT Disbursed” field within the Inquire Loan File Screen and compare the result to the “FutureDisbAmount” field in the Data File.

d.  For Selected Student Loan #36, compare the “FutureDisbAmount” field in the Data File to the “Guaranteed Amt” field within the Display Disbursement Details Screen.

Number of Principal Payments Made	Subtract the Repayment Months Remaining from the “Orig Ln Term” field within the Inquire Loan File Screen and compare the result to the “NrPrinPmtsMade” field in the Data File.